Related parties (Details) 10-Q		3 Months Ended	6 Months Ended
	Jun. 14, 2026 USD ($) TRANCHE $ / shares shares	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 18, 2026 USD ($)
Related Party Transaction [Line Items]
Proceeds from Long-Term Lines of Credit			$ 11,750,000	$ 0
Sale Of Stock Number Of Tranches | TRANCHE	3
Sale of Stock, Price Per Share | $ / shares	$ 3.89
PIPE Subscription Deposit Current		$ 8,500,000	8,500,000
Apeiron Investment Group Limited [Member] | Sale of Stock, Tranche Two [Member]
Related Party Transaction [Line Items]
PIPE Subscription Deposit Current		8,500,000	8,500,000
Related Party | Apeiron Investment Group Limited [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	5,141,388
Sale of Stock, Consideration Received on Transaction	$ 20,000,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	1,285,347
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Working Capital Note | Line of Credit | Related Party
Related Party Transaction [Line Items]
Line of credit maximum commitment amount					$ 20,000,000
Line of credit, interest rate					5.00%
Trust account threshold requiring mandatory prepayment of outstanding borrowings					$ 20,000,000
Proceeds from Long-Term Lines of Credit		11,800,000
Long-Term Debt		0	0
Interest Expense, Debt		$ 79,760	$ 79,760